Financial Instruments - Summary of Republic Shares (Detail) - Equity investments [member] - Republic Airways Holdings [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Growth Rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase	$ 102.4
Probable Scenario	100.8
Decrease	99.2
Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase	103.3
Probable Scenario	100.8
Decrease	$ 98.3